PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
Prepaid Expense, Current [Abstract]
Prepaid Expenses Disclosure [Text Block]
6.	PREPAID EXPENSES

Prepaid expenses as of December 31, 2011 and 2010 consisted of the following:

	2011	2010

Prepaid expenses	$4,767,072	$-

Prepaid expenses represent amounts prepaid to suppliers for the purchases of consumable parts.